Subsequent Events (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Repayments of debt		$ 4,134	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Repayments of debt	$ 4,100